Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	2.50%
Changes in assumptions and experience gains and losses that are greater than	10.00%
Sales	$ 42,010	$ 42,836
Unbilled accounts receivable	977	913
Deferred revenue recognized	195	228
Deferred revenue	454	301
Research and development costs	$ 792	874
Unrecognized income tax benefits	50.00%
Tooling And Engineering [Member]
Significant Accounting Policies [Line Items]
Sales	$ 710	$ 1,100
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	4 years
Contract with customer agreement termination period	5 years
Payment term duration	30 days
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	15 years
Contract with customer agreement termination period	7 years
Payment term duration	90 days
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	33.00%